PGIM Jennison Global Opportunities Fund Expense Example, No Redemption - PGIM Jennison Global Opportunities Fund	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 654
Expense Example, No Redemption, 3 Years	901
Expense Example, No Redemption, 5 Years	1,167
Expense Example, No Redemption, 10 Years	1,924
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	195
Expense Example, No Redemption, 3 Years	603
Expense Example, No Redemption, 5 Years	1,037
Expense Example, No Redemption, 10 Years	2,059
Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	95
Expense Example, No Redemption, 3 Years	296
Expense Example, No Redemption, 5 Years	515
Expense Example, No Redemption, 10 Years	1,143
R2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	136
Expense Example, No Redemption, 3 Years	429
Expense Example, No Redemption, 5 Years	743
Expense Example, No Redemption, 10 Years	1,633
R4
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	111
Expense Example, No Redemption, 3 Years	529
Expense Example, No Redemption, 5 Years	972
Expense Example, No Redemption, 10 Years	2,205
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	84
Expense Example, No Redemption, 3 Years	262
Expense Example, No Redemption, 5 Years	455
Expense Example, No Redemption, 10 Years	$ 1,014